X-SQUARE MUNICIPAL INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS (98.38%)
Commonwealth of Puerto Rico, Series 2022 A-1
07/01/35, 4.00%	$621,000	$606,025
07/01/37, 4.00%	71,000	68,548
07/01/41, 4.00%	58,000	54,911
07/01/27, 5.63%	337,000	349,370
07/01/31, 5.75%	249,000	272,501
		1,351,355
Matching Fund Special Purpose Securitization Corp.
10/01/39, 5.00%	425,000	433,990
Puerto Rico Commonwealth Aqueduct & Sewer Authority
07/01/28, 5.00%(a)	250,000	258,094
07/01/37, 5.00%(a)	250,000	258,823
07/01/47, 5.00%(a)	280,000	282,996
		799,913
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series Restructured Series A-2
07/01/40, 4.33%	200,000	197,523
07/01/58, 4.78%	1,060,000	1,043,092
		1,240,615
Territory of Guam
01/01/36, 4.00%	90,000	87,496

TOTAL MUNICIPAL BONDS (Cost $3,808,624)		3,913,369

	7-Day Yield
	Annualized	Shares
SHORT-TERM INVESTMENTS (2.90%)
BlackRock Liquidity Funds MuniCash	3.46%	115,360	$115,371

TOTAL SHORT TERM INVESTMENTS (Cost $115,371)			115,371

TOTAL INVESTMENTS (101.28%) (Cost $3,923,995)			4,028,740
Liabilities in Excess of Other Assets (-1.28%)			(50,933)
NET ASSETS (100.00%)			$3,977,807

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $799,913, which represents 20.11% of net assets as of December 31, 2024.

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$3,913,369	$–	$3,913,369
Short-Term Investments	115,371	–	–	115,371
Total	$115,371	$3,913,369	$–	$4,028,740